united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08542

Saratoga Advantage Trust

(Exact name of registrant as specified in charter)

1616 N. Litchfield Rd., Suite 165, Goodyear, AZ 85395

(Address of principal executive offices) (Zip code)

Richard Malinowski

Gemini Fund Services, LLC., 80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2734

Date of fiscal year end: 11/30

Date of reporting period: 02/28/18

Item 1. Schedule of Investments.

SCHEDULE OF INVESTMENTS
JAMES ALPHA YORKVILLE MLP PORTFOLIO (Unaudited)
February 28, 2018

Shares		Value
	COMMON STOCK - 100.3%
	MINING - 4.9%
36,240	Emerge Energy Services LP *	$ 251,868

	OIL & GAS - 12.4%
12,690	Antero Midstream Partners LP	331,336
27,280	Sanchez Production Partners LP	305,536
		636,872
	OIL & GAS SERVICES - 5.9%
23,030	Archrock Partners LP	304,457

	PIPELINES - 69.4%
7,900	Cheniere Energy, Inc. *	414,908
14,695	Energy Transfer Equity LP	267,596
4,680	EQT Midstream Partners LP	287,914
18,110	Kinder Morgan, Inc.	293,382
11,535	MPLX LP	398,303
18,080	Oasis Midstream Partners LP	297,958
7,810	Phillips 66 Partners LP	383,783
12,570	Shell Midstream Partners LP	302,309
7,230	Tallgrass Energy Partners LP	277,271
7,780	Valero Energy Partners LP	299,763
15,680	Westlake Chemical Partners LP	353,584
		3,576,771
	TRANSPORTATION - 7.7%
14,730	Golar LNG Ltd.	398,004

	TOTAL COMMON STOCK (Cost - $5,805,306)	5,167,972

	SHORT-TERM INVESTMENTS - 1.6%
83,201	Dreyfus Institutional Preferred Government Money Market - Institutional Class, 1.32% ^
	(Cost - $83,201)	83,201

	TOTAL INVESTMENTS - 101.9% (Cost - $5,888,507) (a)	$ 5,251,173

	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.9) %	(98,090)

	NET ASSETS - 100.0%	$ 5,153,083

	* Non Income producing security
	^ Money Market Fund; interest rate reflects seven-day effective yield on February 28, 2018.
	LP - Limited Partnership
	^ The Milestone Treasury Obligations Fund is managed by CLS Investments, LLC, an affiliate of the Administrator.
	(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $5,888,507 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 120,562
	Unrealized depreciation:	(757,896)
	Net unrealized depreciation:	$ (637,334)

SCHEDULE OF INVESTMENTS
JAMES ALPHA EQUITY HEDGE PORTFOLIO (Unaudited)
February 28, 2018

Shares		Value
	EXCHANGE TRADED FUNDS - 69.6%
	BONDS - 0.0%
14	SPDR Doubleline Total Return Tactical ETF	$ 669

	EQUITY FUNDS - 26.2%
241	AdvisorShares STAR Global Buy-Write ETF *	7,461
1,937	Guggenheim S&P 500 Equal Weight ETF	195,308
1,666	Guggenheim S&P 500 Pure Value ETF	110,106
1,387	iShares Micro-Cap ETF	131,571
756	iShares Russell 1000 ETF	114,042
1,354	iShares Russell 1000 Growth ETF	189,953
142	iShares Russell 1000 Value ETF	17,437
683	iShares Russell 2000 Growth ETF	128,691
1,096	iShares Russell Mid-Cap Growth ETF	135,224
275	iShares Russell Mid-Cap Value ETF	23,810
489	ISHARES S&P/TSX SMALLCAP INDEX ETF	6,026
		1,059,629
	INTERNATIONAL FUNDS - 28.5%
785	Columbia India Consumer ETF	36,181
1,196	Global X China Consumer ETF	23,178
114	Global X MSCI Nigeria ETF	2,727
949	Guggenheim China Real Estate ETF	27,663
2,329	Guggenheim China Small Cap ETF	70,103
378	iShares China Large-Cap ETF	17,849
113	iShares Latin America 40 ETF	4,254
62	iShares MSCI All Country Asia ex Japan ETF	4,758
101	iShares MSCI All Peru Capped ETF	4,234
360	iShares MSCI Brazil Capped ETF	16,373
1,595	iShares MSCI EAFE ETF	112,081
875	iShares MSCI Frontier 100 ETF	30,153
678	iShares MSCI Germany Small-Cap ETF	44,350
48	iShares MSCI Indonesia ETF	1,374
56	iShares MSCI Ireland Capped ETF	2,581
388	iShares MSCI Japan ETF	23,695
161	iShares MSCI Japan Small-Cap ETF	13,068
36	iShares MSCI Philippines ETF	1,302
69	iShares MSCI Poland Capped ETF	1,814
59	iShares MSCI South Africa ETF	4,210
156	iShares MSCI Taiwan Capped ETF	5,717
223	iShares MSCI Thailand Capped ETF	22,420
1,747	iShares MSCI UAE Capped ETF	29,175
10	iShares MSCI United Kingdom ETF	347
605	iShares MSCI United Kingdom Small-Cap ETF	25,834
287	SPDR EURO STOXX 50 ETF	11,638
702	SPDR S&P Emerging Asia Pacific ETF	74,763
79	VanEck Vectors Africa Index ETF	2,022
888	VanEck Vectors Brazil Small-Cap ETF	21,818
925	VanEck Vectors Egypt Index ETF	31,478
232	VanEck Vectors India Small-Cap Index ETF	14,426
30	VanEck Vectors Israel ETF	919
21	VanEck Vectors Rare Earth/Strategic Metals ETF	631
1,752	VanEck Vectors Russia ETF	40,576
89	VanEck Vectors Russia Small-Cap ETF	3,740
1,037	VanEck Vectors Vietnam ETF	19,371
1,357	Vanguard FTSE Emerging Markets ETF	64,010

SCHEDULE OF INVESTMENTS (Continued)
JAMES ALPHA EQUITY HEDGE PORTFOLIO (Unaudited)
February 28, 2018

Shares		Value
	EXCHANGE TRADED FUNDS - 69.6% (continued)
	INTERNATIONAL FUNDS - 28.5% (Continued)
1,425	Vanguard Total World Stock ETF	$ 106,661
436	WisdomTree Emerging Markets SmallCap Dividend	23,278
56	WisdomTree Europe SmallCap Dividend Fund	3,943
448	WisdomTree Japan Hedged Quality Dividend Growth	12,598
1,298	WisdomTree Japan Hedged SmallCap Equity Fund	57,956
2,841	WisdomTree Middle East Dividend Fund	51,848
2,545	Xtrackers Harvest CSI 300 China A-Shares ETF	79,658
182	Xtrackers MSCI South Korea Hedged Equity ETF	5,591
		1,152,366
	PREFERRED FUND - 0.8%
1,644	PowerShares Financial Preferred Portfolio	30,529

	SECTOR FUNDS - 14.1%
331	Alerian MLP ETF	3,343
885	AlphaClone Alternative Alpha ETF *	39,816
253	Consumer Discretionary Select Sector SPDR Fund	26,330
315	Energy Select Sector SPDR Fund	21,023
388	First Trust Dow Jones Internet Index Fund *	47,767
710	First Trust Financial AlphaDEX Fund	22,095
108	iShares Core Conservative Allocation ETF	3,702
251	ISHARES CORE S&P/TSX CAPPED COMPOSITE INDEX ETF	4,829
433	iShares Nasdaq Biotechnology ETF	46,799
182	iShares North American Tech-Software ETF	31,229
185	iShares Silver Trust *	2,860
14	iShares U.S. Consumer Services ETF	2,625
273	iShares U.S. Financial Services ETF	37,431
8	iShares U.S. Medical Devices ETF	1,470
8	iShares US Pharmaceuticals ETF	1,200
260	KraneShares CSI China Internet ETF	16,484
199	Materials Select Sector SPDR Fund	11,866
32	PowerShares Chinese Yuan Dim Sum Bond Portfolio	777
83	PowerShares DB Agriculture Fund *	1,591
51	PowerShares DWA Consumer Cyclicals Momentum	2,550
619	PowerShares S&P SmallCap Energy Portfolio	8,635
655	PowerShares S&P SmallCap Health Care Portfolio	70,006
187	PowerShares S&P SmallCap Information Technology	14,375
17	PowerShares S&P SmallCap Utilities Portfolio	830
39	ProShares Short VIX Short-Term Futures ETF	477
1,762	SPDR Bloomberg Barclays Convertible Securities	91,272
121	SPDR Gold Shares *	15,125
299	SPDR S&P Regional Banking ETF	18,394
40	SPDR S&P Retail ETF	1,811
220	VanEck Vectors Junior Gold Miners ETF	6,904
157	VanEck Vectors Semiconductor ETF	16,727
		570,343

	TOTAL EXCHANGE TRADED FUNDS (Cost - $2,764,929)	2,813,536

SCHEDULE OF INVESTMENTS (Continued)
JAMES ALPHA EQUITY HEDGE PORTFOLIO (Unaudited)
February 28, 2018

Shares		Value
`	OPEN ENDED FUNDS - 19.0%
14,284	AlphaCentric Income Opportunities Fund - Class I	$ 174,551
34,212	American Beacon Sound Point Floating Rate Income - Class Y *	354,436
10,570	Kellner Merger Fund - Institutional Class *	114,154
11,647	Semper MBS Total Return Fund - Institutional Class	124,390
	TOTAL OPEN ENDED FUNDS (Cost - $769,591)	767,531

	SHORT-TERM INVESTMENTS - 13.7%
554,918	Dreyfus Institutional Preferred Government Money Market - Institutional Class, 1.32% ^
	(Cost - $554,918)	554,918

	TOTAL INVESTMENTS - 102.3% (Cost - $4,089,438) (a)	$ 4,135,985

	LIABLITIES IN EXCESS OF OTHER ASSETS- (2.3) %	(91,482)

	NET ASSETS - 100.0%	$ 4,044,503

	* Non-income producing securities.
	^ Money Market Fund; interest rate reflects seven-day effective yield on February 28, 2018.
	(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $4,089,438, and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 63,934
	Unrealized depreciation:	(17,387)
	Net unrealized appreciation:	$ 46,547
SCHEDULE OF INVESTMENTS (Continued)
JAMES ALPHA EQUITY HEDGE PORTFOLIO (Unaudited)
February 28, 2018

	Settlement		Local	U.S. Dollar	Unrealized
Foreign Currency	Date	Counterparty*	Currency	Value	(Depreciation)
To Buy:
Japanese Yen	3/22/2018	BNY	1,630,544	$ 15,306	$ (99)
Mexican Peso	3/22/2018	BNY	37,106	1,959	(46)
				$ 15,306	$ (145)

	Settlement		Local	U.S. Dollar	Unrealized
Foreign Currency	Date	Counterparty	Currency	Value	Appreciation
To Sell:
Australian Dollar	3/22/2018	BNY	(3,118)	$ (2,430)	$ 37
British Pound	3/22/2018	BNY	(7,601)	$ (10,485)	$ 208
Canadian Dollar	3/22/2018	BNY	(6,356)	(4,963)	109
Euro	3/22/2018	BNY	(26,861)	(32,821)	640
				$ (50,699)	$ 994

Total Unrealized Gain On Forward Currency Contracts					$ 849

*BNY - Bank of New York

SCHEDULE OF INVESTMENTS
JAMES ALPHA EVENT DRIVEN PORTFOLIO (Unaudited)
February 28, 2018

Shares		Value
	EXCHANGE TRADED FUNDS - 69.6%
	BONDS - 2.2%
18,698	iShares Barclays USD Asia High Yield Bond Index	$199,695
660	SPDR Doubleline Total Return Tactical ETF	31,541
		231,236
	EQUITY FUNDS - 5.8%
2,053	Direxion Daily Small Cap Bull 3X Shares	135,293
1,550	iShares Micro-Cap ETF	147,033
185	iShares Russell 2000 ETF	27,815
835	iShares Russell 2000 Growth ETF	157,331
97	iShares Russell 2000 Value ETF	11,731
946	ProShares UltraPro S&P 500 *	135,524
		614,727
	INTERNATIONAL FUNDS - 11.3%
3,405	Guggenheim China Small Cap ETF	102,491
23	iShares MSCI Brazil Capped ETF	1,046
107	iShares MSCI Emerging Markets ETF	5,138
2,564	iShares MSCI Japan ETF	156,583
622	VanEck Vectors Africa Index ETF	15,917
710	VanEck Vectors Brazil Small-Cap ETF	17,445
375	VanEck Vectors Egypt Index ETF	12,761
105	VanEck Vectors India Small-Cap Index ETF	6,529
1,880	VanEck Vectors Russia ETF	43,541
1,133	VanEck Vectors Russia Small-Cap ETF	47,609
2,696	Vanguard FTSE Emerging Markets ETF	127,170
5,861	Vanguard Total World Stock ETF	438,696
1,924	WisdomTree Europe SmallCap Dividend Fund	135,450
1,929	WisdomTree Japan Hedged SmallCap Equity Fund	86,130
235	Xtrackers Harvest CSI 300 China A-Shares ETF	7,355
		1,203,861
	PREFERRED FUND - 0.6%
3,557	PowerShares Financial Preferred Portfolio	66,053

	SECTOR FUNDS - 49.7%
2,551	Alerian MLP ETF	25,765
2,205	First Trust Financial AlphaDEX Fund	68,620
62,588	Highland/iBoxx Senior Loan ETF	1,145,360
34,106	IQ Merger Arbitrage ETF	1,051,829
591	IQ US Real Estate Small Cap ETF	13,417
30	iShares China Large-Cap ETF	1,417
466	iShares CMBS ETF	23,496
910	iShares iBoxx $ High Yield Corporate Bond ETF	78,424
244	iShares JP Morgan USD Emerging Markets Bond ETF	27,460
356	iShares MBS ETF	37,174
1,129	ISHARES STOXX EUROPE 600 BANKS UCITS ETF DE *	25,397
3	ISHARES STOXX EUROPE 600 INSURANCE UCITS ETF DE *	107
353	KraneShares CSI China Internet ETF	22,380
2,793	Peritus High Yield ETF	101,805
8	PowerShares Chinese Yuan Dim Sum Bond Portfolio	194
1,623	PowerShares DWA Energy Momentum Portfolio	58,639
64,618	PowerShares Global Short Term High Yield Bond	1,535,970
656	PowerShares KBW Property & Casualty Insurance	38,763
240	PowerShares Senior Loan Portfolio	5,544
302	ProShares Merger ETF	10,772
6,695	SPDR Barclays Euro High Yield Bond UCITS ETF	469,683
2,997	SPDR Blackstone / GSO Senior Loan ETF	142,268
166	SPDR S&P Insurance ETF	5,048
487	SPDR S&P Regional Banking ETF	29,960
1,030	SPDR S&P Retail ETF	46,638
6,226	VanEck Vectors Emerging Markets High Yield Bond	151,105
4,409	VanEck Vectors International High Yield Bond ETF	112,650
744	VanEck Vectors J.P. Morgan EM Local Currency Bond	14,478
466	Vanguard REIT ETF	34,181
		5,278,544

	TOTAL EXCHANGE TRADED FUNDS (Cost - $7,463,903)	$7,394,421

SCHEDULE OF INVESTMENTS (Continued)
JAMES ALPHA EVENT DRIVEN PORTFOLIO (Unaudited)
February 28, 2018

Shares		Value
`	OPEN ENDED FUNDS - 29.1%
33,870	AlphaCentric Income Opportunities Fund - Class I	413,888
25,800	American Beacon Sound Point Floating Rate Income - Class Y*	267,285
74,759	Kellner Merger Fund - Institutional Class	807,401
83,915	Merger Fund - Investor Class	1,382,923
20,184	Semper MBS Total Return Fund - Institutional Class	215,563
	TOTAL OPEN ENDED FUNDS (Cost - $3,058,645)	3,087,060

	SHORT-TERM INVESTMENTS - 3.2%
341,116	Dreyfus Institutional Preferred Government Money Market - Institutional Class, 1.32% ^
	(Cost - $341,116)	341,116

	TOTAL INVESTMENTS - 101.9% (Cost - $10,863,664) (a)	$10,822,597

	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.9) %	(197,089)

	NET ASSETS - 100.0%	$10,625,508

	* Non-income producing securities.
	^ Money Market Fund; interest rate reflects seven-day effective yield on February 28, 2018.
	(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $10,867,994, and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 45,765
	Unrealized depreciation:	(91,162)
	Net unrealized depreciation	$ (45,397)

	OPEN RETURN SWAPS - 0.4%
Notional Amount	Reference Entity	Shares	Counterparty	Expiration Date	Pay/Receive Fixed Rate	Variable Rate #	Unrealized Loss
3,200,000	Goldman Sachs HY Synthetic Corporate 5Y Total Return	21,823	Goldman Sachs	2/5/2019	Pay	1.7215	$ (67,444)
250,000	Goldman Sachs HY Synthetic Corporate 5Y Total Return	1,729	Goldman Sachs	2/5/2019	Pay	1.8500	(3,595)
							$ (71,039)
	# Variable rate is Libor plus 0.11%

SCHEDULE OF INVESTMENTS (Continued)
JAMES ALPHA EVENT DRIVEN PORTFOLIO (Unaudited)
February 28, 2017

	Settlement		Local	U.S. Dollar	Unrealized
Foreign Currency	Date	Counterparty*	Currency	Value	(Depreciation)
To Buy:
Australian Dollar	3/22/2018	BNY	17,819	13,886	(214)
Candian Dollar	3/22/2018	BNY	3,633	2,836	(62)
				$ 16,722	$ (276)

	Settlement		Local	U.S. Dollar	Unrealized
Foreign Currency	Date	Counterparty	Currency	Value	Appreciation
To Sell:
Euro	3/22/2018	BNY	(402,182)	$ (491,424)	$ 9,578
Japanese Yen	3/22/2018	BNY	(9,612,327)	(90,234)	585
Mexican Peso	3/22/2018	BNY	(525,862)	(27,768)	649
				$ (609,426)	$ 10,812

Total Unrealized Gain On Forward Currency Contracts					$ 10,536

* BNY = Bank of New York

SCHEDULE OF INVESTMENTS
JAMES ALPHA FAMILY OFFICE PORTFOLIO (Unaudited)
February 28, 2018

Shares		Value
	EXCHANGE TRADED FUNDS - 91.9%
	BONDS - 17.6%
70	iShares Barclays USD Asia High Yield Bond Index	$ 748
751	iShares Core U.S. Aggregate Bond ETF	80,184
3,354	PIMCO Active Bond Exchange-Traded Fund	348,581
2,463	PIMCO Enhanced Short Maturity Active	250,339
3,866	SPDR Doubleline Total Return Tactical ETF	184,756
967	Vanguard Total Bond Market ETF	76,925
1,701	Vanguard Total International Bond ETF	92,109
9,621	Vanguard Total International Stock ETF	547,531
937	Vanguard Total Stock Market ETF	130,243
		1,711,416
	EQUITY FUNDS - 31.8%
557	First Trust Dow Jones Select Microcap Index Fund	25,566
639	Guggenheim S&P 500 Equal Weight ETF	64,431
4,576	Guggenheim S&P MidCap 400 Equal Weight ETF	286,137
889	Guggenheim S&P Spin-Off ETF	47,464
2,565	iShares Edge MSCI Min Vol USA ETF	134,137
948	iShares Edge MSCI USA Momentum Factor ETF	104,261
11,139	iShares Edge MSCI USA Quality Factor ETF	937,570
6,176	iShares Micro-Cap ETF	585,855
8,336	Oppenheimer Large Cap Revenue ETF	427,720
1,220	SPDR S&P 500 ETF Trust	331,413
964	SPDR S&P 600 Small CapETF	126,477
164	Vanguard Russell 2000 ETF	19,801
		3,090,832
	INTERNATIONAL FUNDS - 20.6%
136	iShares Edge MSCI Min Vol Emerging Markets ETF	8,325
1,474	iShares Edge MSCI Min Vol Global ETF	122,991
2,594	iShares MSCI Emerging Markets ETF	124,564
13,197	PowerShares Global Listed Private Equity	166,282
1,023	SPDR Dow Jones Global Real Estate ETF	46,137
11,344	PowerShares Global Short Term High Yield Bond	269,647
4,546	SPDR Dow Jones International Real Estate ETF	178,385
347	SPDR S&P International Small Cap ETF	12,294
41	Vanguard FTSE All World ex-US Small-Cap ETF	4,879
10,927	Vanguard FTSE All-World ex-US ETF	598,472
10,031	Vanguard FTSE Emerging Markets ETF	473,162
32	WisdomTree International SmallCap Dividend Fund	2,460
		2,007,598
	SECTOR FUNDS - 21.9%
1,861	ELEMENTS Linked to the Rogers International	10,180
3,908	FlexShares Quality Dividend Index Fund	174,297
157	iPath Bloomberg Commodity Index Total Return ETN	3,845
9,473	iShares Core Conservative Allocation ETF	324,734
2,359	iShares Core S&P Mid-Cap ETF	439,859
1,035	iShares iBoxx $ High Yield Corporate Bond ETF	89,196
78	iShares JP Morgan USD Emerging Markets Bond ETF	8,778
7,060	iShares S&P GSCI Commodity Indexed Trust	114,866
620	iShares Short Treasury Bond ETF	68,380
292	iShares U.S. Real Estate ETF	21,412
5,976	Peritus High Yield ETF	217,825
560	PowerShares Buyback Achievers Portfolio	32,939
2,117	PowerShares DB Commodity Index Tracking Fund	35,142
890	PowerShares DWA Momentum Portfolio	47,090
215	Powershares FTSE RAFI US 1000 Portfolio	24,233
920	SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	84,189

SCHEDULE OF INVESTMENTS (Continued)
JAMES ALPHA FAMILY OFFICE PORTFOLIO (Unaudited)
February 28, 2018

Shares		Value
	EXCHANGE TRADED FUNDS - 91.9% (continued)
	SECTOR FUNDS - 21.9% (Continued)
4,275	SPDR Bloomberg Barclays High Yield Bond ETF	$ 154,798
3,912	VanEck Vectors Natural Resource ETF	143,297
2,087	Vanguard Global ex-U.S. Real Estate ETF	123,801
182	Vanguard REIT ETF	13,350
		2,132,211

	TOTAL EXCHANGE TRADED FUNDS (Cost - $8,959,952)	8,942,057

	OPEN ENDED FUNDS - 4.6%
35,246	Leland Thomson Reuters Private Equity Index Fund - Class I (Cost - $447,499)	449,503

	SHORT-TERM INVESTMENTS - 3.6%
342,944	Dreyfus Institutional Preferred Government Money Market - Institutional Class, 1.32% ^
	(Cost - $344,944)	342,944

	TOTAL INVESTMENTS - 100.1% (Cost - $9,750,395) (a)	$ 9,734,504

	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1) %	(8,115)

	NET ASSETS - 100.0%	$ 9,726,389

	* Non-income producing securities.
	^ Money Market Fund; interest rate reflects seven-day effective yield on February 28, 2018.
	(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $9,750,395, and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 56,079
	Unrealized depreciation:	(71,970)
	Net unrealized depreciation:	$ (15,891)

SCHEDULE OF INVESTMENTS
JAMES ALPHA RELATIVE VALUE PORTFOLIO (Unaudited)
February 28, 2018

Shares		Value
	EXCHANGE TRADED FUNDS - 50.6%
	BONDS - 13.6%
41,708	iShares Barclays USD Asia High Yield Bond Index	$ 445,441
244	iShares Core U.S. Aggregate Bond ETF	26,052
4,973	PIMCO Enhanced Short Maturity Active	505,456
2,612	SPDR Doubleline Total Return Tactical ETF	124,827
		1,101,776
	EQUITY FUNDS - 1.1%
311	iShares S&P Mid-Cap 400 Growth ETF	67,297
149	ProShares UltraPro S&P 500 *	21,346
		88,643
	INTERNATIONAL FUNDS - 11.4%
245	Guggenheim China Small Cap ETF	7,375
244	iShares China Large-Cap ETF	11,522
663	ISHARES EURO STOXX MID UCITS ETF EUR DIST	48,818
137	iShares JP Morgan USD Emerging Markets Bond ETF	15,418
225	iShares Latin America 40 ETF	8,471
974	iShares MSCI All Country Asia ex Japan ETF	74,745
24	iShares MSCI Frontier 100 ETF	827
1,370	iShares MSCI Japan ETF	83,666
52	iShares MSCI Japan Small-Cap ETF	4,221
47	ISHARES STOXX EUROPE 600 INSURANCE UCITS ETF DE *	1,681
86	PowerShares Chinese Yuan Dim Sum Bond Portfolio	2,087
294	VanEck Vectors Brazil Small-Cap ETF	7,224
15,246	VanEck Vectors Emerging Markets High Yield Bond	370,020
1,749	Vanguard FTSE Emerging Markets ETF	82,500
2,253	Vanguard Total World Stock ETF	168,637
409	WisdomTree International SmallCap Dividend Fund	31,440
96	WisdomTree Japan Hedged Equity Fund	5,484
33	WisdomTree Japan Hedged Quality Dividend Growth	928
51	Xtrackers Harvest CSI 300 China A-Shares ETF	1,596
		926,660
	PREFERRED FUNDS - 2.7%
787	iShares US Preferred Stock ETF	29,536
7,389	PowerShares Variable Rate Preferred Portfolio	186,868
		216,404
	SECTOR FUNDS - 21.8%
6,352	AdvisorShares STAR Global Buy-Write ETF	196,658
31,735	Alerian MLP ETF	320,524
1,568	Direxion Daily 20 Year Plus Treasury Bull 3x	28,287
659	Energy Select Sector SPDR Fund	43,982
32	FINEX TRADABLE RUSSIAN CORPORATE BONDS UCITS	3,555
95	Highland/iBoxx Senior Loan ETF	1,738
26	iShares Floating Rate Bond ETF	1,326
212	iShares National Muni Bond ETF	23,025
2,902	Peritus High Yield ETF	105,778
38	PowerShares DB US Dollar Index Bullish Fund	900
6,539	PowerShares Global Short Term High Yield Bond	155,432
375	PowerShares KBW Property & Casualty Insurance	22,159
4,626	ProShares Short VIX Short-Term Futures ETF	56,576
2,126	SPDR Barclays Euro High Yield Bond UCITS ETF	149,148
2,339	SPDR Blackstone / GSO Senior Loan ETF	111,032
4,031	SPDR Bloomberg Barclays Convertible Securities	208,806
3,975	SPDR Nuveen S&P High Yield Municipal Bond ETF	220,215
56	SPDR S&P Insurance ETF	1,703
314	VanEck Vectors Fallen Angel High Yield Bond ETF	9,247
2,962	VanEck Vectors International High Yield Bond ETF	75,679

SCHEDULE OF INVESTMENTS (Continued)
JAMES ALPHA RELATIVE VALUE PORTFOLIO (Unaudited)
February 28, 2018

Shares		Value
	EXCHANGE TRADED FUNDS - 50.6% (Continued)
	SECTOR FUNDS - 21.8% (Continued)
692	VanEck Vectors J.P. Morgan EM Local Currency Bond	$ 13,466
124	Vanguard REIT ETF	9,095
20	Vanguard Total Bond Market ETF	1,591
		1,759,922

	TOTAL EXCHANGE TRADED FUNDS (Cost - $4,188,751)	4,093,405

`	OPEN ENDED FUNDS - 46.6%
123,898	AlphaCentric Income Opportunities Fund - Class I	1,514,039
93,474	American Beacon Sound Point Floating Rate Income - Class Y *	968,393
15,680	Kellner Merger Fund - Institutional Class	169,346
104,841	Semper MBS Total Return Fund - Institutional Class	1,119,702
	TOTAL OPEN ENDED FUNDS (Cost - $3,782,249)	3,771,480

	SHORT-TERM INVESTMENTS - 5.2%
423,098	Dreyfus Institutional Preferred Government Money Market - Institutional Class, 1.32% ^
	(Cost - $423,098)	$ 423,098

	TOTAL INVESTMENTS - 102.4% (Cost - $8,394,098) (a)	$ 8,287,983

	LIABILITIES IN EXCESS OF OTHER ASSETS - (2.4) %	(195,293)

	NET ASSETS - 100.0%	$ 8,092,690

	* Non-income producing securities.
	^ Money Market Fund; interest rate reflects seven-day effective yield on February 28, 2018.
	(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $8,390,876, and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 1,515
	Unrealized depreciation:	(104,408)
	Net unrealized depreciation:	$ (102,893)

	OPEN RETURN SWAPS - 0.4%
Notional Amount	Reference Entity	Shares	Counterparty	Expiration Date	Pay/Receive Fixed Rate	Variable Rate #	Unrealized Loss
800,000	Goldman Sachs HY Synthetic Corporate 5Y Total Return	5,456	Goldman Sachs	2/5/2019	Pay	1.7313	$ (16,861)
500,000	Goldman Sachs HY Synthetic Corporate 5Y Total Return	3,458	Goldman Sachs	2/5/2019	Pay	1.8500	(1,811)
							$ (18,672)
	# Variable rate is Libor plus 0.11%

SCHEDULE OF INVESTMENTS (Continued)
JAMES ALPHA RELATIVE VALUE PORTFOLIO (Unaudited)
November 30, 2017

	Settlement		Local	U.S. Dollar	Unrealized
Foreign Currency	Date	Counterparty*	Currency	Value	(Depreciation)
To Buy:
Japanese Yen	3/22/2018	BNY	97,273	913	$ (6)

	Settlement		Local	U.S. Dollar	Unrealized
Foreign Currency	Date	Counterparty	Currency	Value	Appreciation
To Sell:
Euro	3/22/2018	BNY	(140,867)	$ (172,125)	$ 3,355
British Pound	3/22/2018	BNY	(34,862)	(48,089)	952
				$ (220,214)	$ 4,307

Total Unrealized Gain On Forward Currency Contracts					$ 4,301

* BNY = Bank of New York

SCHEDULE OF INVESTMENTS
JAMES ALPHA TOTAL HEDGE PORTFOLIO (Unaudited)
February 28, 2018

Shares		Value
	EXCHANGE TRADED FUNDS - 64.7%
	BONDS - 5.9%
16,101	iShares Barclays USD Asia High Yield Bond Index	$171,959
164	PIMCO Enhanced Low Duration Active	16,405
261	SPDR Doubleline Total Return Tactical ETF	12,473
71	VanEck Vectors Africa Index ETF	1,817
1,003	Vanguard Total International Bond ETF	54,312
		256,966
	EQUITY FUNDS - 13.1%
2,281	AdvisorShares STAR Global Buy-Write ETF	70,620
193	Credit Suisse FI Large Cap Growth Enhanced ETN	47,787
95	Direxion Daily Small Cap Bull 3X Shares	6,260
883	Guggenheim S&P 500 Pure Value ETF	58,357
1,085	iShares Micro-Cap ETF	102,923
183	iShares Russell 1000 Growth ETF	25,673
401	iShares Russell 1000 ETF	60,491
4	iShares Russell 2000 Value ETF	484
310	iShares Russell 2000 Growth ETF	58,410
146	iShares Russell Mid-Cap Value ETF	12,641
581	iShares Russell Mid-Cap Growth ETF	71,684
75	iShares Russell 1000 Value ETF	9,210
259	ISHARES S&P/TSX SMALLCAP INDEX ETF	3,192
333	ProShares UltraPro S&P 500	47,706
		575,438
	INTERNATIONAL FUNDS - 16.2%
144	AdvisorShares Dorsey Wright ADR ETF	8,706
416	Columbia India Consumer ETF	19,173
634	Global X China Consumer ETF	12,287
61	Global X MSCI Nigeria ETF	1,459
1,254	Guggenheim China Small Cap ETF	37,745
503	Guggenheim China Real Estate ETF	14,662
228	iShares China Large-Cap ETF	10,766
72	ISHARES EURO STOXX MID UCITS ETF EUR DIST	5,302
178	iShares Latin America 40 ETF	6,702
152	iShares MSCI All Country Asia ex Japan ETF	11,664
53	iShares MSCI All Peru Capped ETF	2,222
220	iShares MSCI Brazil Capped ETF	10,006
1,027	iShares MSCI EAFE ETF	72,167
500	iShares MSCI Frontier 100 ETF	17,230
359	iShares MSCI Germany Small-Cap ETF	23,483
25	iShares MSCI Indonesia ETF	715
30	iShares MSCI Ireland Capped ETF	1,383
476	iShares MSCI Japan ETF	29,069
90	iShares MSCI Japan Small-Cap ETF	7,305
19	iShares MSCI Philippines ETF	687
36	iShares MSCI Poland Capped ETF	946
31	iShares MSCI South Africa ETF	2,212
83	iShares MSCI Taiwan Capped ETF	3,042
118	iShares MSCI Thailand Capped ETF	11,864
926	iShares MSCI UAE Capped ETF	15,464
1,028	iShares MSCI United Kingdom ETF	35,641
321	iShares MSCI United Kingdom Small-Cap ETF	13,707
152	SPDR EURO STOXX 50 ETF	6,164
372	SPDR S&P Emerging Asia Pacific ETF	39,618
536	VanEck Vectors Brazil Small-Cap ETF	13,170
508	VanEck Vectors Egypt Index ETF	17,287
2,101	VanEck Vectors Emerging Markets High Yield Bond	50,991

SCHEDULE OF INVESTMENTS (Continued)
JAMES ALPHA TOTAL HEDGE PORTFOLIO (Unaudited)
February 28, 2018

Shares		Value
	EXCHANGE TRADED FUNDS - 64.7% (Continued)
	INTERNATIONAL FUNDS - 16.2% (Continued)
128	VanEck Vectors India Small-Cap Index ETF	$7,959
532	VanEck Vectors International High Yield Bond ETF	13,593
16	VanEck Vectors Israel ETF	490
1,016	VanEck Vectors Russia ETF	23,531
100	VanEck Vectors Russia Small-Cap ETF	4,202
551	VanEck Vectors Vietnam ETF	10,293
688	Vanguard Total World Stock ETF	51,497
231	WisdomTree Emerging Markets SmallCap Dividend	12,333
119	WisdomTree Europe SmallCap Dividend Fund	8,378
44	WisdomTree International SmallCap Dividend Fund	3,382
10	WisdomTree Japan Hedged Equity Fund	571
241	WisdomTree Japan Hedged Quality Dividend Growth	6,777
778	WisdomTree Japan Hedged SmallCap Equity Fund	34,738
1,506	WisdomTree Middle East Dividend Fund	27,485
		708,068
	PREFERRED FUND - 0.1%
85	iShares US Preferred Stock ETF	3,190

	SECTOR FUNDS - 68.3%
3,531	Alerian MLP ETF	35,663
469	AlphaClone Alternative Alpha ETF	21,100
135	Consumer Discretionary Select Sector SPDR Fund	14,049
133	Direxion Daily 20 Year Plus Treasury Bull 3x	2,399
2	ELEMENTS Linked to the Rogers International	13
239	Energy Select Sector SPDR Fund	15,951
6	FINEX TRADABLE RUSSIAN CORPORATE BONDS UCITS	666
548	FIRST ASSET ACTIVE UTILITY & INFRASTRUCTURE ETF	4,234
205	First Trust Dow Jones Internet Index Fund	25,238
479	First Trust Financial AlphaDEX Fund	14,907
3,993	Highland/iBoxx Senior Loan ETF	73,072
71	Horizons S&P 500 Covered Call ETF	3,546
8	iPath Bloomberg Coffee Subindex Total Return ETN	119
417	IPATH S&P 500 VIX SHORT-TERM FUTURES ETN	18,494
1,542	IQ Merger Arbitrage ETF	47,555
27	IQ US Real Estate Small Cap ETF	613
21	iShares CMBS ETF	1,059
2,981	iShares Core Conservative Allocation ETF	102,189
133	ISHARES CORE S&P/TSX CAPPED COMPOSITE INDEX ETF	2,559
27	iShares Core U.S. Aggregate Bond ETF	2,883
3	iShares Floating Rate Bond ETF	153
193	iShares Global Clean Energy ETF	1,806
1,085	iShares iBoxx $ High Yield Corporate Bond ETF	93,505
112	iShares JP Morgan USD Emerging Markets Bond ETF	12,604
16	iShares MBS ETF	1,671
5	iShares MSCI Emerging Markets ETF	240
229	iShares Nasdaq Biotechnology ETF	24,750
23	iShares National Muni Bond ETF	2,498
96	iShares North American Tech-Software ETF	16,473
518	iShares S&P GSCI Commodity Indexed Trust	8,428
34	iShares S&P Mid-Cap 400 Growth ETF	7,357
556	iShares S&P/TSX Capped Materials Index ETF	5,615
43	iShares S&P/TSX Global Gold Index ETF	377
98	iShares Silver Trust	1,515

SCHEDULE OF INVESTMENTS (Continued)
JAMES ALPHA TOTAL HEDGE PORTFOLIO (Unaudited)
February 28, 2018

Shares		Value
	EXCHANGE TRADED FUNDS - 68.3% (Continued)
	SECTOR FUNDS - 33.0% (Continued)
52	ISHARES STOXX EUROPE 600 BANKS UCITS ETF DE	$1,170
8	ISHARES STOXX EUROPE 600 INSURANCE UCITS ETF DE	286
8	iShares U.S. Consumer Services ETF	1,500
145	iShares U.S. Financial Services ETF	19,881
4	iShares U.S. Medical Devices ETF	735
4	iShares US Pharmaceuticals ETF	600
154	KraneShares CSI China Internet ETF	9,764
106	Materials Select Sector SPDR Fund	6,321
3,043	Peritus High Yield ETF	110,917
502	PIMCO Enhanced Short Maturity Active	51,023
27	PowerShares Chinese Yuan Dim Sum Bond Portfolio	655
94	PowerShares DB Agriculture Fund	1,802
1,162	PowerShares DB US Dollar Index Bullish Fund	27,528
27	PowerShares DWA Consumer Cyclicals Momentum	1,350
75	PowerShares DWA Energy Momentum Portfolio	2,710
1,036	PowerShares Financial Preferred Portfolio	19,239
7,705	PowerShares Global Short Term High Yield Bond	183,148
93	PowerShares KBW Property & Casualty Insurance	5,495
328	PowerShares S&P SmallCap Energy Portfolio	4,576
347	PowerShares S&P SmallCap Health Care Portfolio	37,087
99	PowerShares S&P SmallCap Information Technology	7,610
9	PowerShares S&P SmallCap Utilities Portfolio	439
485	PowerShares Senior Loan Portfolio	11,204
101	PowerShares Variable Rate Preferred Portfolio	2,554
14	ProShares Merger ETF	499
602	ProShares Short VIX Short-Term Futures ETF	7,362
272	ProShares Ultra Gold	11,193
720	SPDR Barclays Euro High Yield Bond UCITS ETF	50,511
6	SPDR Blackstone / GSO Senior Loan ETF	285
1,388	SPDR Bloomberg Barclays Convertible Securities	71,898
1,092	SPDR Bloomberg Barclays High Yield Bond ETF	39,542
432	SPDR Nuveen S&P High Yield Municipal Bond ETF	23,933
18	SPDR S&P Insurance ETF	547
181	SPDR S&P Regional Banking ETF	11,135
69	SPDR S&P Retail ETF	3,124
22	Teucrium Wheat Fund	147
303	UNITED STATES NATURAL GAS FUND LP	6,745
119	United States Oil Fund LP	1,472
305	VanEck Vectors Fallen Angel High Yield Bond ETF	8,982
110	VanEck Vectors J.P. Morgan EM Local Currency Bond	2,141
117	VanEck Vectors Junior Gold Miners ETF	3,671
11	VanEck Vectors Rare Earth/Strategic Metals ETF	331
83	VanEck Vectors Semiconductor ETF	8,843
1,537	Vanguard FTSE Emerging Markets ETF	72,500
35	Vanguard REIT ETF	2,567
2	Vanguard Total Bond Market ETF	159
1,365	Xtrackers Harvest CSI 300 China A-Shares ETF	42,725
96	Xtrackers MSCI South Korea Hedged Equity ETF	2,949
		1,444,156

	TOTAL EXCHANGE TRADED FUNDS (Cost - $2,978,878)	2,987,818

SCHEDULE OF INVESTMENTS (Continued)
JAMES ALPHA TOTAL HEDGE PORTFOLIO (Unaudited)
February 28, 2018

Shares		Value
`	OPEN ENDED FUNDS - 30.2%
21,038	AlphaCentric Income Opportunities Fund - Class I	$257,083
11,237	Altegris Futures Evolution Strategy Fund - Class I	109,787
36,581	American Beacon Sound Point Floating Rate Income - Class Y	378,979
9,321	AQR Managed Futures Strategy Fund - Class I	84,166
1,487	AQR Risk Parity Fund - Class I	14,257
7,171	Aspen Managed Futures Strategy Fund - Class A	56,510
1,079	Credit Suisse Commodity Return Strategy Fund - Class A	5,300
12,862	Equinox MutualHedge Futures Strategy Fund - Class A	107,171
5,035	Kellner Merger Fund - Institutional Class	54,376
3,898	Merger Fund - Investor Class	64,247
17,516	Semper MBS Total Return Fund - Institutional Class	187,071
	TOTAL OPEN ENDED FUNDS (Cost - $1,323,523)	1,318,947

	SHORT-TERM INVESTMENTS - 4.8%
211,867	Dreyfus Institutional Preferred Government Money Market - Institutional Class, 1.32% ^
	(Cost - $211,867)	211,867

	TOTAL INVESTMENTS - 103.3% (Cost - $4,514,268) (a)	$4,518,632

	LIABILITIES IN EXCESS OF OTHER ASSETS - (3.3) %	(143,577)

	NET ASSETS - 100.0%	$4,375,055

	* Non-income producing securities.
	^ Money Market Fund; interest rate reflects seven-day effective yield on February 28, 2018.
	(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $4,514,268, and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$46,495
	Unrealized depreciation:	(42,131)
	Net unrealized appreciation:	$4,364

SCHEDULE OF INVESTMENTS (Continued)
JAMES ALPHA TOTAL HEDGE PORTFOLIO (Unaudited)
February 28, 2018

	Settlement		Local	U.S. Dollar	Unrealized
Foreign Currency	Date	Counterparty*	Currency	Value	(Depreciation)
To Buy:
Australian Dollar	3/22/2018	BNY	4,364	$ 3,401	$ (52)
Japanese Yen	3/22/2018	BNY	2,207,645	20,724	(134)
				$24,125	$ (186)

	Settlement		Local	U.S. Dollar	Unrealized
Foreign Currency	Date	Counterparty	Currency	Value	Appreciation
To Sell:
British Pound	3/22/2018	BNY	(8,423)	$ (11,619)	$ 230
Canadian Dollar	3/22/2018	BNY	(13,176)	(10,288)	226
Euro	3/22/2018	BNY	(62,311)	(76,137)	1,484
Mexican Peso	3/22/2018	BNY	(51,477)	(2,718)	63
Swiss Franc	3/22/2018	BNY	(2,375)	(2,518)	53
				$ (103,280)	$ 2,056

Total Unrealized Gain On Forward Currency Contracts					$ 1,870

*BNY- Bank of New York

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
JAMES ALPHA FUNDS
February 28, 2018

The following is a summary of significant accounting policies followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Investment securities listed on a national securities exchange are valued at the last reported sale price on the valuation date. NASDAQ traded securities are valued at the NASDAQ Official Closing Price (NOCP). If there are no such reported sales, the securities are valued at the last quoted bid price. Short-term debt securities having a remaining maturity of sixty days or less may be valued at amortized cost or amortized value, which approximates market value. Any securities or other assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by the Board of Trustees. There is no single standard for determining the fair value of such securities. Rather, in determining the fair value of a security, the board-appointed Fair Valuation Committee shall take into account the relevant factors and surrounding circumstances, a few of which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; and (iii) possible valuation methodologies that could be used to determine the fair value of a security.

Master Limited Partnerships (“MLPs”). Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of borrowings for investment purposes) in the equity securities of MLPs.

MLPs issue common units that represent an equity ownership interest in a partnership and provide limited voting rights. MLP common units are registered with the Securities and Exchange Commission (“SEC”), and are freely tradable on securities exchanges such as the NYSE and the NASDAQ Stock Market (“NASDAQ”), or in the over-the-counter (“OTC”) market. An MLP consists of one or more general partners, who conduct the business, and one or more limited partners, who contribute capital. MLP common unit holders have a limited role in the partnership’s operations and management. The Fund, as a limited partner, normally would not be liable for the debts of the MLP beyond the amounts the Fund has contributed, but would not be shielded to the same extent that a shareholder of a corporation would be. In certain circumstances creditors of an MLP would have the right to seek return of capital distributed to a limited partner. This right of an MLP’s creditors would continue after the Fund sold its investment in the MLP.

Concentration Risk. Under normal circumstances, the Fund invests at least 80% of its net assets in the equity securities of MLPs. MLPs are subject to certain risks, such as supply and demand risk, depletion and exploration risk, commodity pricing risk, acquisition risk, and the risk associated with the hazards inherent in midstream energy industry activities. A substantial portion of the cash flow received by the Fund is derived from investment in equity securities of MLPs. The amount of cash that a MLP has available for distributions, and the tax character of such distributions, are dependent upon the amount of cash generated by the MLP’s operations.

Valuation of Fund of Funds – Each Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds

The Portfolio utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Portfolio has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Portfolio's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
JAMES ALPHA FUNDS
February 28, 2018

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of February 28, 2018, for the Portfolio’s assets and liabilities measured at fair value:

James Alpha Yorkville MLP
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$ 5,167,972	$ -	$ -	$ 5,167,972
Money Market Funds	83,201	-	-	83,201
Total	$ 5,251,173	$ -	$ -	$ 5,251,173

James Alpha Family Office Portfolio
Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 8,942,057	$ -	$ -	$ 8,942,057
Open Ended Funds	449,503	-	-	449,503
Money Market Funds	342,944	-	-	342,944
Total	$ 9,734,504	$ -	$ -	$ 9,734,504

James Alpha Equity Hedge Portfolio
Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 2,813,536	$ -	$ -	$ 2,813,536
Open Ended Funds	767,531	-	-	767,531
Money Market Funds	554,918	-	-	554,918
Forward Currency Contracts	-	994	-	994
Total	$ 4,135,985	$ 994	$ -	$ 4,136,979
Liablility Derivatives
Forward Currency Contracts	$ -	$ (145)	$ -	$ (145)

James Alpha Event Driven Portfolio
Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 7,394,421	$ -	$ -	$ 7,394,421
Open Ended Funds	3,087,060	-	-	3,087,060
Money Market Funds	341,116	-	-	341,116
Forward Currency Contracts	-	10,812	-	10,812
Total	$ 10,822,597	$ 10,812	$ -	$ 10,833,409
Liablility Derivatives
Forward Currency Contracts	$ -	$ (276)	$ -	$ (276)
Swaps	-	(71,039)	-	(71,039)
Total	$ -	$ (71,315)	$ -	$ (71,315)

James Alpha Relative Value Portfolio
Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 4,093,405	$ -	$ -	$ 4,093,405
Open Ended Funds	3,771,480	-	-	3,771,480
Money Market Funds	423,098	-	-	423,098
Forward Currency Contracts	-	4,307	-	4,307
Total	$ 8,287,983	$ 4,307	$ -	$ 8,292,290
Liablility Derivatives
Forward Currency Contracts	$ -	$ (6)	$ -	$ (6)
Swaps	-	(18,672)	-	(18,672)
Total	$ -	$ (18,678)	$ -	$ (18,678)

James Total Hedge Portfolio
Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 2,987,818	$ -	$ -	$ 2,987,818
Open Ended Funds	1,318,947	-	-	1,318,947
Money Market Funds	211,867	-	-	211,867
Forward Currency Contracts	-	2,056	-	2,056
Total	$ 4,518,632	$ 2,056	$ -	$ 4,520,688
Liablility Derivatives
Forward Currency Contracts	$ -	$ (186)	$ -	$ (186)
* Refer to the Schedule of Investments for industry classification.

The Portfolio did not hold any Level 2 or Level 3 securities at the end of the period. There were no transfers between Level 1 and Level 2 at the end of the period.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
JAMES ALPHA FUNDS
February 28, 2018

Exchange Traded Funds – Each Fund may invest in ETFs. ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. Each Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce thei valuer.

Exchange Traded Funds (“ETFs”), Mutual Fund and Exchange Traded Notes (“ETNs”) Risk: ETFs, mutual funds and ETNs are subject to investment advisory or management and other expenses, which will be indirectly paid by the Funds. Each is subject to specific risks, depending on investment strategy. Also, each may be subject to leverage risk, which will magnify losses. ETNs are subject to default risk.

Open-ended investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by each Fund will not change.

Underlying Investment in Other Investment Companies - The Funds currently invests a portion of their assets in Milestone Treasury Bbligations Fund – Institutional Class. The Funds may redeem their investments from Milestone Treasury Bbligations Fund – Institutional Class at any time if the Advisor determines that it is in the best interest of the Funds and its shareholders to do so. The performance of the Funds may be directly affected by the performance of the Milestone Treasury Bbligations Fund – Institutional Class.. The financial statements of the Milestone Treasury Bbligations Fund – Institutional Class, including the portfolio of investments, can be found at the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of August 31, 2017 the percentage of the Fund’s net assets invested in the Milestone Treasury Obligations Fund – Institutional Class was 31.3%, 38.8%, 35.4% and 27.7% for James Alpha Family Office Portfolio, James Alpha Equity Hedge Portfolio, James Alpha Event Driven Portfolio and James Alpha Relative Value Portfolio, respectively.

The following is a summary of unrealized appreciation/depreciation on the derivative instruments utilized by the Funds as of February 28, 2018, categorized by risk exposure:

Fund	Derivative	Risk type	Unrealized Gain (Loss)
James Alpha Equity Hedge Portfolio	Foreign Currency	Currency	$ 849
James Alpha Event Driven Portfolio	Swaps	Interest	(71,039)
James Alpha Event Driven Portfolio	Foreign Currency	Currency	10,536
James Alpha Relative Value Portfolio	Swaps	Interest	(18,672)
James Alpha Relative Value Portfolio	Foreign Currency	Currency	4,301
James Alpha Total Hedge Portfolio	Foreign Currency	Currency	1,870

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Saratoga Advantage Trust

By

/s/ Bruce E. Ventimiglia

Bruce E. Ventimiglia, President and Chief Executive Officer

Date 4/27/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

/s/ Bruce E. Ventimiglia

Bruce E Ventimiglia, President and Chief Executive Officer

Date 4/27/18

By

/s/ Jonathan W. Ventimiglia

Jonathan W. Ventimiglia, Vice President, Assistant Secretary, Treasurer and Chief Financial Officer

Date 4/27/18